Retirement, Postretirement And Other Benefit Plans (Summary Of Projected Benefits To Be Paid From Plan Assets Or From General Assets Using Current Actuarial Assumptions) (Details) (USD $)
In Millions, unless otherwise specified
Dec. 31, 2013
Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 26.3
2015	26.4
2016	26.3
2017	25.9
2018	26.5
2019-2023	136.1
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	3.5
2015	3.4
2016	3.3
2017	3.3
2018	3.2
2019-2023	14.1
Medicare Subsidy [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	0.4
2015	0.4
2016	0.4
2017	0.4
2018	0.5
2019-2023	$ 1.2